Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income (loss)	[1]	$ 23,259,000	$ 14,065,000	$ (34,328,000)
Adjustments to reconcile net income (loss) to cash provided by operating activities:
Depreciation		119,703,000	111,817,000	110,902,000
Impairment		20,259,000	16,384,000	49,649,000
Amortization of contract intangibles / liabilities		(6,756,000)	(963,000)	(651,000)
Amortization of deferred revenue		(467,000)	(467,000)	(467,000)
Amortization of deferred debt issuance cost		2,391,000	2,221,000	2,503,000
Drydocking expenditure		(14,690,000)	(553,000)	(19,375,000)
Income tax (benefit)/expense		1,163,000	631,000	(4,595,000)
Income taxes paid		(127,000)	(41,000)	(665,000)
Unrealized loss on derivative instruments		10,432,000	8,720,000	9,200,000
Unrealized (gain) loss on foreign currency transactions		(609,000)	776,000	67,000
Gain from disposal of vessel		(1,342,000)	(703,000)
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties		3,198,000	(10,445,000)	1,650,000
Decrease (increase) in inventories		(1,066,000)	583,000	2,139,000
Decrease (increase) in other current assets		1,300,000	(4,371,000)	6,735,000
Decrease (increase) in accrued income		(6,110,000)	(4,817,000)
Increase (decrease) in trade accounts payable		4,263,000	(4,379,000)	5,867,000
Increase (decrease) in accrued expenses		4,006,000	(4,176,000)	4,125,000
Increase (decrease) prepaid charter		(1,626,000)	6,809,000	(1,504,000)
Increase (decrease) in amounts due to related parties		(1,445,000)	6,054,000	389,000
Net cash provided by operating activities		155,736,000	137,145,000	131,641,000
INVESTING ACTIVITIES
Additions to vessel and equipment		(281,000)	(945,000)	(2,779,000)
Proceeds from asset swap (net cash)		1,040,000	607,000
Acquisition of Daqing Knutsen (net of cash acquired)		(26,049,000)
Net cash provided by (used in) investing activities		(25,290,000)	(338,000)	(2,779,000)
FINANCING ACTIVITIES
Proceeds from long-term debt		117,000,000	60,000,000	250,000,000
Repayment of long-term debt		(210,887,000)	(182,392,000)	(349,642,000)
Payment of debt issuance cost		(1,322,000)	(521,000)	(2,461,000)
Cash distributions		(10,401,000)	(10,407,000)	(10,407,000)
Repurchase of common units		(3,020,000)
Net cash used in financing activities		(108,630,000)	(133,320,000)	(112,510,000)
Effect of exchange rate changes on cash		234,000	(475,000)	(10,000)
Net increase in cash and cash equivalents		22,050,000	3,012,000	16,342,000
Cash and cash equivalents at the beginning of the period		66,933,000	63,921,000	47,579,000
Cash and cash equivalents at the end of the period		$ 88,983,000	$ 66,933,000	$ 63,921,000

[1]	Included in net income is interest paid amounting to $60.4 million, $65.7 million and $69.3 million for the years ended December 31, 2025, 2024 and 2023, respectively.